Other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets

(in KUSD)	December 31, 2020	December 31, 2019
VAT receivable, net	453	471
Withholding tax receivable	991	626
Prepaid insurance	2,852	—
Prepaid compensation	1,488	—
Prepaid expenses - other	3,815	4,215
UK R&D expenditure credit receivable	1,246	891
Other	410	852
	11,255	7,055